International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2019	2018
ASSETS
Cash	$24,290	$19,065
Other investments	106,284	105,377
Notes receivable	12,100	—
Investment in subsidiaries	2,120,391	1,987,293
Goodwill	3,365	—
Other assets	264	—
Total assets	$2,266,694	$2,111,735
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$134,642	$160,416
Due to IBC Trading	21	21
Other liabilities	13,978	11,716
Total liabilities	148,641	172,153
Shareholders’ equity:
Common shares	96,215	96,104
Surplus	148,075	145,283
Retained earnings	2,200,568	2,064,134
Accumulated other comprehensive income (loss)	2,345	(54,634)
	2,447,203	2,250,887
Less cost of shares in treasury	(329,150)	(311,305)
Total shareholders’ equity	2,118,053	1,939,582
Total liabilities and shareholders’ equity	$2,266,694	$2,111,735